Taxes - Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Brazil member
Disclosure Of Reconciliation Between Statutory Tax Rate And Effective Tax Expenses Rate [line items]
Brazilian statutory corporate tax rates	34.00%	34.00%	34.00%